SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Defensive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Fixed Income Funds — 55.7%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	390,794	$3,838
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	192,141	1,923
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	80,895	766
SEI Institutional Managed Trust Real Return Fund, Cl Y	68,009	639

Total Fixed Income Funds
(Cost $7,538) ($ Thousands)		7,166
Multi-Asset Funds — 29.9%
SEI Institutional Managed Trust Multi-Asset Cap Stability Fund, Cl Y	263,104	2,560
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	67,996	639
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	79,610	640

Total Multi-Asset Funds
(Cost $3,952) ($ Thousands)		3,839

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Equity Funds — 9.3%
SEI Enhanced Low Volatility US Large Cap ETF	12,034	$298
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	66,850	638
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	16,657	257

Total Equity Funds
(Cost $1,178) ($ Thousands)		1,193
Money Market Fund — 5.0%
SEI Daily Income Trust Government Fund, Cl F, 3.743%*	640,693	641

Total Money Market Fund
(Cost $641) ($ Thousands)		641

Total Investments in Securities — 99.9%
(Cost $13,309) ($ Thousands)		$12,839

Percentages are based on Net Assets of $12,858 ($ Thousands).

*The rate reported is the 7-day effective yield as of December 31, 2022.

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$4,356	$412	$(813)	$(47)	$(70)	$3,838	$45	$ —
SEI Institutional Managed Trust Conservative Income, Cl Y	2,175	232	(484)	—	—	1,923	31	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	874	158	(170)	(27)	(69)	766	18	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	724	118	(125)	(4)	(74)	639	50	—
SEI Institutional Managed Trust Multi-Asset Cap Stability, Cl Y	2,896	288	(520)	(12)	(92)	2,560	50	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	727	126	(120)	(9)	(85)	639	33	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	728	139	(161)	14	(80)	640	70	—
SEI Enhanced Low Volatility US Large Cap ETF	—	298	—	—	—	298	4	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	729	182	(198)	27	(102)	638	35	28
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	583	113	(407)	43	(75)	257	7	21
SEI Daily Income Trust Government Fund, Cl F	725	76	(160)	—	—	641	9	—
Totals	$14,517	$2,142	$(3,158)	$(15)	$(647)	$12,839	$352	$ 49

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Defensive Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 98.5%
Money Market Fund — 79.6%
SEI Daily Income Trust Government Fund, Cl F, 3.743%*†	3,075,949	$3,076

Total Money Market Fund
(Cost $3,076) ($ Thousands)		3,076
Fixed Income Fund — 18.9%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	135,617	732

Total Fixed Income Fund
(Cost $840) ($ Thousands)		732

Total Investments in Securities — 98.5%
(Cost $3,916) ($ Thousands)		$3,808

Percentages are based on Net Assets of $3,866 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

† The rate reported is the 7-day effective yield as of December 31, 2022.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Daily Income Trust Government Fund, Cl F	$3,502	$210	$(636)	$—	—	$3,076	$44	$—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	842	201	(148)	(18)	(145)	732	94	—
Totals	$4,344	$411	$(784)	$(18)	$(145)	$3,808	$138	$ —

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%
Fixed Income Funds — 50.5%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	729,162	$7,160
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	210,250	1,915
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	178,752	1,436
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	477,675	4,782
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	596,084	5,645
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	262,934	1,420
SEI Institutional Managed Trust Real Return Fund, Cl Y	203,763	1,913

Total Fixed Income Funds
(Cost $26,126) ($ Thousands)		24,271
Multi-Asset Funds — 30.8%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	207,958	1,404
SEI Institutional Managed Trust Multi-Asset Cap Stability Fund, Cl Y	834,460	8,119
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	304,374	2,858
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	297,359	2,391

Total Multi-Asset Funds
(Cost $15,684) ($ Thousands)		14,772
Equity Funds — 18.4%
SEI Enhanced Low Volatility US Large Cap ETF	79,059	1,960
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	547,032	5,224
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	108,053	1,667

Total Equity Funds
(Cost $8,871) ($ Thousands)		8,851

Total Investments in Securities — 99.7%
(Cost $50,681) ($ Thousands)		$47,894

Percentages are based on Net Assets of $48,016 ($ Thousands).

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$8,772	$443	$(1,838)	$(110)	$(107)	$7,160	$87	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	2,359	121	(540)	(12)	(13)	1,915	27	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	1,774	304	(492)	(119)	(31)	1,436	27	—
SEI Institutional Managed Trust Conservative Income Fund, Cl Y	5,913	309	(1,440)	1	(1)	4,782	79	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	6,966	860	(1,468)	(275)	(438)	5,645	133	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,779	337	(373)	(52)	(271)	1,420	180	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	2,325	289	(466)	(7)	(228)	1,913	151	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,755	464	(396)	(101)	(318)	1,404	135	—
SEI Institutional Managed Trust Multi-Asset Cap Stability Fund, Cl Y	10,070	532	(2,153)	(28)	(302)	8,119	161	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,506	542	(769)	(43)	(378)	2,858	151	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	2,925	505	(794)	(83)	(162)	2,391	262	—
SEI Enhanced Low Volatility US Large Cap ETF	—	1,960	—	—	—	1,960	25	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	6,602	1,437	(2,236)	158	(737)	5,224	287	238
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	4,200	577	(2,915)	220	(415)	1,667	47	140
Totals	$58,946	$8,680	$(15,880)	$(451)	$(3,401)	$47,894	$1,752	$378

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Conservative Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%
Equity Funds — 47.1%
SEI Institutional Managed Trust Real Estate Fund, Cl Y	249,265	$3,357
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	434,990	6,712

Total Equity Funds
(Cost $7,787) ($ Thousands)		10,069
Fixed Income Fund — 32.7%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,294,395	6,990

Total Fixed Income Fund
(Cost $8,160) ($ Thousands)		6,990

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Money Market Fund — 19.9%
SEI Daily Income Trust Government Fund, Cl F, 3.743%*	4,244,090	$4,244

Total Money Market Fund
(Cost $4,244) ($ Thousands)		4,244

Total Investments in Securities — 99.7%
(Cost $20,191) ($ Thousands)		$21,303

Percentages are based on Net Assets of $21,370 ($ Thousands).

*The rate reported is the 7-day effective yield as of December 31, 2022.

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional Managed Trust Real Estate Fund, Cl Y	$4,291	$1,035	$(845)	$9	$(1,133)	$3,357	$92	$91
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	8,457	1,032	(1,809)	244	(1,212)	6,712	147	585
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	9,042	1,113	(1,497)	(229)	(1,439)	6,990	917	—
SEI Daily Income Trust Government Fund	5,409	492	(1,657)	—	—	4,244	61	—
Totals	$27,199	$3,672	$(5,808)	$24	$(3,784)	$21,303	$1,217	$676

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Moderate Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Fixed Income Funds — 35.5%
SEI Daily Income Trust Short Duration Government Fund, Cl Y	783,645	$7,695
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	317,584	2,893
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	360,297	2,893
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,605,654	15,206
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	532,651	2,876
SEI Institutional Managed Trust Real Return Fund, Cl Y	307,786	2,890

Total Fixed Income Funds
(Cost $39,218) ($ Thousands)		34,453
Multi-Asset Funds — 34.3%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	2,114,363	14,272
SEI Institutional Managed Trust Multi-Asset Cap Stability Fund, Cl Y	990,579	9,638
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	512,943	4,817
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	599,377	4,819

Total Multi-Asset Funds
(Cost $39,561) ($ Thousands)		33,546
Equity Funds — 30.0%
SEI Enhanced Low Volatility US Large Cap ETF	235,639	5,841
SEI Enhanced US Large Cap Momentum Factor ETF	37,251	903
SEI Enhanced US Large Cap Quality Factor ETF	18,753	470
SEI Enhanced US Large Cap Value Factor ETF	37,446	884
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	1,508,623	14,407
SEI Institutional Managed Trust Large Cap Fund, Cl Y	151,581	1,924
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	312,126	4,816

Total Equity Funds
(Cost $29,547) ($ Thousands)		29,245

Total Investments in Securities — 99.8%
(Cost $108,326) ($ Thousands)		$97,244

Percentages are based on Net Assets of $97,408 ($ Thousands).

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Moderate Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Daily Income Trust Short Duration Government Fund, Cl Y	$9,792	$217	$(2,070)	$(128)	$(116)	$7,695	$96	$—
SEI Daily Income Trust Ultra Short Duration Bond Fund, Cl Y	3,669	105	(842)	(19)	(20)	2,893	42	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,713	217	(711)	(186)	(140)	2,893	54	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	19,791	566	(3,128)	(561)	(1,462)	15,206	367	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,714	401	(563)	(77)	(599)	2,876	370	—
SEI Institutional Managed Trust Real Return Fund, Cl Y	3,645	291	(677)	(11)	(358)	2,890	236	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	18,373	2,349	(2,059)	(474)	(3,917)	14,272	1,373	—
SEI Institutional Managed Trust Multi-Asset Cap Stability Fund, Cl Y	12,220	242	(2,420)	(21)	(383)	9,638	191	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,166	294	(894)	(81)	(668)	4,817	260	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	6,077	632	(1,390)	(111)	(389)	4,819	527	—
SEI Institutional Managed Trust Global Managed Volatility Fund, Cl Y	18,341	1,706	(3,251)	(137)	(2,252)	14,407	795	659
SEI Institutional Managed Trust Large Cap Fund, Cl Y	4,852	764	(2,967)	39	(764)	1,924	24	169
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	12,172	848	(7,173)	204	(1,235)	4,816	137	405
SEI Enhanced US Large Cap Quality Factor ETF	—	467	—	—	—	470	4	—
SEI Enhanced US Large Cap Momentum Factor ETF	—	935	—	—	3	903	9	—
SEI Enhanced US Large Cap Value Factor ETF	—	935	—	—	(32)	884	14	—
SEI Enhanced Low Volatility US Large Cap ETF	—	5,841	—	—	(51)	5,841	74	—
Totals	$122,525	$16,810	$(28,145)	$(1,563)	$(12,383)	$97,244	$4,573	$1,233

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Moderate Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.7%
Equity Funds — 67.5%
SEI Institutional International Trust International Equity Fund, Cl Y	302,076	$3,024
SEI Institutional Managed Trust Real Estate Fund, Cl Y	220,622	2,972
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	192,805	5,800
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	1,647,874	25,427

Total Equity Funds
(Cost $24,714) ($ Thousands)		37,223
Fixed Income Fund — 17.8%
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,820,641	9,831

Total Fixed Income Fund
(Cost $11,881) ($ Thousands)		9,831
Money Market Fund — 14.4%
SEI Daily Income Trust Government Fund, Cl F, 3.743%*	7,969,410	7,969

Total Money Market Fund
(Cost $7,969) ($ Thousands)		7,969

Total Investments in Securities — 99.7%
(Cost $44,564) ($ Thousands)		$55,023

Percentages are based on Net Assets of $55,196 ($ Thousands).

* The rate reported is the 7-day effective yield as of December 31, 2022.

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust International Equity Fund, Cl Y	$3,618	$339	$(566)	$(97)	$(270)	$3,024	$62	$—
SEI Institutional Managed Trust Real Estate Fund, Cl Y	3,699	943	(726)	60	(1,004)	2,972	81	81
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	7,049	898	(1,213)	318	(1,252)	5,800	81	311
SEI Institutional Managed Trust U.S. Managed Volatility Fund, Cl Y	30,985	3,185	(5,225)	173	(3,691)	25,427	539	2,179
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	12,086	1,924	(1,916)	(368)	(1,895)	9,831	1,254	—
SEI Daily Income Trust Government Fund, Cl F	9,680	1,160	(2,871)	—	—	7,969	112	—
Totals	$67,117	$8,449	$(12,517)	$86	$(8,112)	$55,023	$2,129	$2,571

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 63.7%
SEI Enhanced US Large Cap Momentum Factor ETF	207,766	$5,033
SEI Enhanced US Large Cap Quality Factor ETF	115,134	2,885
SEI Enhanced US Large Cap Value Factor ETF	229,897	5,428
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	802,502	7,953
SEI Institutional International Trust International Equity Fund, Cl Y	2,383,285	23,857
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	655,808	8,853
SEI Institutional Managed Trust Large Cap Fund, Cl Y	927,070	11,765
SEI Institutional Managed Trust Small Cap Fund, Cl Y	561,125	6,638

Total Equity Funds
(Cost $65,814) ($ Thousands)		72,412

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
Multi-Asset Fund — 19.5%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,283,256	$22,162

Total Multi-Asset Fund
(Cost $30,237) ($ Thousands)		22,162
Fixed Income Funds — 16.7%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	844,992	6,785
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	591,074	5,598
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,225,608	6,618

Total Fixed Income Funds
(Cost $22,316) ($ Thousands)		19,001

Total Investments in Securities — 99.9%
(Cost $118,367) ($ Thousands)		$113,575

Percentages are based on Net Assets of $113,639 ($ Thousands).

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$10,278	$815	$(1,479)	$(193)	$(1,468)	$7,953	$186	$—
SEI Institutional International Trust International Equity Fund, Cl Y	31,053	914	(4,681)	(186)	(3,243)	23,857	491	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	11,804	1,546	(1,693)	521	(3,325)	8,853	318	829
SEI Institutional Managed Trust Large Cap Fund, Cl Y	31,060	1,638	(16,295)	1,618	(6,256)	11,765	148	1,042
SEI Institutional Managed Trust Small Cap Fund, Cl Y	8,767	434	(1,652)	(122)	(789)	6,638	39	37
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	29,411	2,275	(2,460)	(578)	(6,486)	22,162	2,132	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,978	302	(1,671)	(445)	(379)	6,785	128	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	7,333	616	(1,582)	(287)	(482)	5,598	133	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,913	1,114	(1,809)	(327)	(1,273)	6,618	848	—
SEI Enhanced US Large Cap Quality Factor ETF	—	2,870	—	—	15	2,885	24	—
SEI Enhanced US Large Cap Momentum Factor ETF	—	5,740	(524)	(2)	(181)	5,033	54	—
SEI Enhanced US Large Cap Value Factor ETF	—	5,739	—	—	(311)	5,428	89	—
Totals	$147,597	$24,003	$(33,846)	$(1)	$(24,178)	$113,575	$4,590	$1,908

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Tax-Managed Aggressive Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 100.0%
Equity Funds — 88.2%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	136,296	$1,351
SEI Institutional International Trust International Equity Fund, Cl Y	1,079,493	10,806
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	1,267,824	38,136
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	426,580	9,551

Total Equity Funds
(Cost $30,847) ($ Thousands)		59,844
Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	335,050	2,690

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	984,930	$5,319

Total Fixed Income Funds
(Cost $9,809) ($ Thousands)		8,009

Total Investments in Securities — 100.0%
(Cost $40,656) ($ Thousands)		$67,853

Percentages are based on Net Assets of $67,876 ($ Thousands).

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	$1,660	$192	$(238)	$(75)	$(188)	$1,351	$31	$—
SEI Institutional International Trust International Equity Fund, Cl Y	13,615	1,112	(2,518)	(433)	(970)	10,806	222	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y	49,494	2,614	(7,344)	2,115	(8,743)	38,136	540	2,045
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	12,254	207	(1,508)	(65)	(1,337)	9,551	66	40
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	3,270	275	(558)	(141)	(156)	2,690	50	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	6,940	1,010	(1,366)	(278)	(987)	5,319	692	—
Totals	$87,233	$5,410	$(13,532)	$1,123	$(12,381)	$67,853	$1,601	$2,085

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Market Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Fixed Income Funds — 34.4%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	271,081	$2,177
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,144,885	10,842
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	402,360	2,173

Total Fixed Income Funds
(Cost $17,652) ($ Thousands)		15,192
Equity Funds — 33.0%
SEI Enhanced US Large Cap Momentum Factor ETF	46,860	1,135
SEI Enhanced US Large Cap Quality Factor ETF	26,573	666
SEI Enhanced US Large Cap Value Factor ETF	53,060	1,253
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	131,358	1,302
SEI Institutional International Trust International Equity Fund, Cl Y	434,508	4,349
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	159,207	2,149
SEI Institutional Managed Trust Large Cap Fund, Cl Y	186,841	2,371

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS (continued)
SEI Institutional Managed Trust Small Cap Fund, Cl Y	110,024	$1,302

Total Equity Funds
(Cost $12,359) ($ Thousands)		14,527
Multi-Asset Funds — 32.4%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	1,281,777	8,652
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	231,821	2,177
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	433,497	3,485

Total Multi-Asset Funds
(Cost $17,750) ($ Thousands)		14,314

Total Investments in Securities — 99.8%
(Cost $47,761) ($ Thousands)		$44,033

Percentages are based on Net Assets of $44,114 ($ Thousands).

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	$3,304	$102	$(920)	$(233)	$(76)	$2,177	$41	$—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	16,526	697	(4,709)	(677)	(995)	10,842	280	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	3,315	350	(933)	(122)	(437)	2,173	290	—
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	13,154	926	(2,457)	(609)	(2,362)	8,652	832	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	3,295	172	(900)	(79)	(311)	2,177	124	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	5,221	454	(1,821)	73	(442)	3,485	386	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	1,951	220	(566)	(5)	(298)	1,302	31	—
SEI Institutional International Trust International Equity Fund, Cl Y	6,484	420	(1,821)	81	(815)	4,349	89	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	3,219	516	(863)	217	(940)	2,149	77	200
SEI Institutional Managed Trust Large Cap Fund, Cl Y	7,078	629	(4,298)	674	(1,712)	2,371	33	210
SEI Institutional Managed Trust Small Cap Fund, Cl Y	1,923	179	(605)	2	(197)	1,302	8	7
SEI Enhanced US Large Cap Quality Factor ETF	—	662	—	—	4	666	6	—
SEI Enhanced US Large Cap Momentum Factor ETF	—	1,325	(148)	(1)	(41)	1,135	12	—
SEI Enhanced US Large Cap Value Factor ETF	—	1,325	—	—	(72)	1,253	20	—
Totals	$65,470	$7,977	$(20,041)	$(679)	$(8,694)	$44,033	$2,229	$417

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Core Market Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.9%
Equity Funds — 88.1%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	41,645	$413
SEI Institutional International Trust International Equity Fund, Cl Y	330,007	3,303
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y*	386,374	11,622
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	129,563	2,901

Total Equity Funds
(Cost $8,900) ($ Thousands)		18,239
Fixed Income Funds — 11.8%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	102,425	822
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	301,824	1,630

Total Fixed Income Funds
(Cost $3,025) ($ Thousands)		2,452

Total Investments in Securities — 99.9%
(Cost $11,925) ($ Thousands)		$20,691

Percentages are based on Net Assets of $20,713 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$485	$40	$(34)	$(10)	$(68)	$413	$10	$—
SEI Institutional International Trust International Equity Fund, Class Y	3,989	121	(396)	(80)	(331)	3,303	68	—
SEI Institutional Managed Trust Tax Managed Large Cap Fund, Class Y	14,431	802	(2,292)	1,113	(2,432)	11,622	161	623
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	3,563	62	(331)	(20)	(373)	2,901	20	12
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	979	31	(99)	(22)	(67)	822	15	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	1,979	200	(177)	(32)	(340)	1,630	205	—
Totals	$25,426	$1,256	$(3,329)	$949	$(3,611)	$20,691	$479	$635

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Market Growth Strategy Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.8%
Equity Funds — 44.6%
SEI Enhanced US Large Cap Momentum Factor ETF	192,316	$4,659
SEI Enhanced US Large Cap Quality Factor ETF	96,818	2,426
SEI Enhanced US Large Cap Value Factor ETF	193,324	4,565
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	513,972	5,093
SEI Institutional International Trust International Equity Fund, Cl Y	1,908,766	19,107
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	569,818	7,693
SEI Institutional Managed Trust Large Cap Fund, Cl Y	807,505	10,247
SEI Institutional Managed Trust Small Cap Fund, Cl Y	323,245	3,824

Total Equity Funds
(Cost $52,021) ($ Thousands)		57,614
Multi-Asset Funds — 31.6%
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	3,775,334	25,483
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	542,228	5,092
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	1,266,503	10,183

Total Multi-Asset Funds
(Cost $51,840) ($ Thousands)		40,758
Fixed Income Funds — 23.6%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	791,457	6,355
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	1,881,129	17,814
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,172,544	6,332

Total Fixed Income Funds
(Cost $35,893) ($ Thousands)		30,501

Total Investments in Securities — 99.8%
(Cost $139,754) ($ Thousands)		$128,873

Percentages are based on Net Assets of $129,144 ($ Thousands).

Cl — Class

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Market Growth Strategy Fund

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Enhanced US Large Cap Momentum Factor ETF	$ —	$4,827	$ —	$ —	$(168)	$4,659	$47	$—
SEI Enhanced US Large Cap Quality Factor ETF	—	2,414	—	—	12	2,426	20	—
SEI Enhanced US Large Cap Value Factor ETF	—	4,827	—	—	(262)	4,565	75	—
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	6,641	494	(1,041)	(74)	(927)	5,093	121	—
SEI Institutional International Trust International Equity Fund, Cl Y	25,074	779	(4,173)	(180)	(2,393)	19,107	398	—
SEI Institutional Managed Trust Dynamic Asset Allocation Fund, Cl Y	10,007	1,408	(2,118)	966	(2,570)	7,693	276	721
SEI Institutional Managed Trust Large Cap Fund, Cl Y	26,731	2,582	(16,128)	2,166	(5,104)	10,247	126	917
SEI Institutional Managed Trust Small Cap Fund, Cl Y	4,950	394	(1,059)	(31)	(430)	3,824	21	21
SEI Institutional Managed Trust Multi-Asset Accumulation Fund, Cl Y	33,150	2,662	(2,465)	(408)	(7,456)	25,483	2,468	—
SEI Institutional Managed Trust Multi-Asset Income Fund, Cl Y	6,624	388	(1,128)	(83)	(709)	5,092	270	—
SEI Institutional Managed Trust Multi-Asset Inflation Managed Fund, Cl Y	13,247	1,393	(3,385)	(362)	(710)	10,183	1,120	—
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	8,379	441	(1,605)	(427)	(433)	6,355	121	—
SEI Institutional Managed Trust Core Fixed Income Fund, Cl Y	23,101	1,140	(4,088)	(602)	(1,737)	17,814	414	—
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	8,318	933	(1,433)	(250)	(1,236)	6,332	802	—
Totals	$166,222	$24,682	$(38,623)	$715	$(24,123)	$128,873	$6,279	$1,659

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report / December 31, 2022

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Market Growth Strategy Allocation Fund

Description	Shares	Market Value ($ Thousands)
AFFILIATED INVESTMENT FUNDS — 99.4%
Equity Funds — 87.5%
SEI Institutional International Trust Emerging Markets Equity Fund, Cl Y	229,443	$2,274
SEI Institutional International Trust International Equity Fund, Cl Y	1,819,198	18,210
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Cl Y *	2,128,735	64,032
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Cl Y	713,819	15,982

Total Equity Funds
(Cost $51,542) ($ Thousands)		100,498
Fixed Income Funds — 11.9%
SEI Institutional International Trust Emerging Markets Debt Fund, Cl Y	566,568	4,550
SEI Institutional Managed Trust High Yield Bond Fund, Cl Y	1,677,155	9,057

Total Fixed Income Funds
(Cost $16,696) ($ Thousands)		13,607

Total Investments in Securities — 99.4%
(Cost $68,238) ($ Thousands)		$114,105

Percentages are based on Net Assets of $114,826 ($ Thousands).

Cl — Class

* Represents greater than 50% of the Fund’s total investments. For further financial information, available upon request at no charge, please go to the Securities Exchange Commission’s website at http://www.sec.gov or call 1-800-DIAL-SEI.

For more information regarding the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is summary of the transactions with affiliates for the period ended December 31, 2022 ($ Thousands):

Security Description	Value 3/31/22	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 12/31/22	Income	Capital Gains
SEI Institutional International Trust Emerging Markets Equity Fund, Class Y	$2,526	$231	$(73)	$(27)	$(383)	$2,274	$53	$—
SEI Institutional International Trust International Equity Fund, Class Y	21,120	600	(1,317)	(248)	(1,945)	18,210	376	—
SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class Y	76,156	4,834	(9,855)	4,434	(11,537)	64,032	872	3,502
SEI Institutional Managed Trust Tax-Managed Small/Mid Cap Fund, Class Y	19,003	724	(1,211)	(111)	(2,423)	15,982	108	67
SEI Institutional International Trust Emerging Markets Debt Fund, Class Y	5,064	394	(234)	(54)	(620)	4,550	86	—
SEI Institutional Managed Trust High Yield Bond Fund, Class Y	10,570	1,515	(927)	(202)	(1,899)	9,057	1,133	—
Totals	$134,439	$8,298	$(13,617)	$3,792	$(18,807)	$114,105	$2,628	$3,569

Amounts designated as “ – “ are $0 or have been rounded to $0.

SEI Asset Allocation Trust / Quarterly Report /December 31, 2022